DEBTS-RELATED PARTY	12 Months Ended
Dec. 31, 2025
DEBTS-RELATED PARTY
DEBTS-RELATED PARTY

9.DEBTS-RELATED PARTY

The Company has developed a strategic funding relationship with its related party lender, Antalpha Digital Pte. Ltd. (“Antalpha Digital”), a wholly owned subsidiary of Antalpha Platform Holding Company (NASDAQ: ANTA) (collectively, “Antalpha”). Antalpha provides the Company with various mining-related financing arrangements, including: (i) hashrate financing loans; (ii) product loans; and (iii) mining site loans. As of December 31, 2025, the aggregate outstanding principal balance under these arrangements was approximately US$557.6 million, representing approximately 50% of the Company’s total assets.

In accordance with the registration statement of Antalpha (File No. 333-286629) filed on May 15, 2025, Antalpha is partially funded by Northstar Digital Holding Limited and its affiliates (collectively, “Northstar”), which is considered to be a related party by having significant influence over Antalpha. Northstar is owned by an irrevocable trust, of which Mr. Ketuan Zhan, founder of Bitmain, is the settlor and beneficiary.

9.DEBTS-RELATED PARTY - CONTINUED

Details of the outstanding related party debt arrangements are as follows:

Name	Fixed/floating annual rate	Term	As of December 31, 2024	As of December 31, 2025
Hashrate financing loan (i)	Floating, cap at 10.0%	Matures on April 30, 2028	17,067,978	522,096,364
Product loan (ii)	10%	2 Years	—	25,721,307
Mining site loan (iii)	9%	2 Years	—	9,750,000

(i) Hashrate financing loan:

On November 11, 2024, the Company entered into a Master Loan Agreement with its related party, Antalpha Digital Pte. Ltd. (the “Lender”), pursuant to which the Lender agreed to provide the Company with a credit line to borrow fiat currency or cryptocurrency for the purpose of paying hosting expenses for the Company’s mining machines. Loans under the agreement are denominated in U.S. dollars and are typically paid directly to the Company’s service providers. The borrowing capacity is determined by the market value of cryptocurrency collateral pledged by the Company to lender-designated wallets.

Under the terms of the agreement, there was no stated borrowing cap during the first twelve months following inception. Thereafter, the borrowing limit is generally restricted to 60% of the market value of the pledged cryptocurrency collateral. The agreement does not specify an expiration date. Amounts drawn do not have a fixed maturity date, provided that sufficient collateralization is maintained in accordance with the agreed loan-to-value (“LTV”) requirements.

On September 30, 2025, the Company entered into a supplementary agreement with the Lender to amend the mining hashrate loan from an open-term arrangement to a fixed-term structure with a scheduled maturity date of April 30, 2028, unless otherwise mutually agreed by the parties. No other significant terms were modified. The Company may negotiate with the Lender for early repayment prior to the contractual maturity date depending on market conditions.

(ii) Product loan

On August 11, 2025 and November 11, 2025, the Company entered into separate Product Loan Agreements with the Lender. Under these agreements, the Lender agreed to provide product loans with principal amounts of USDT 14,381,258.57 and USDT 11,340,048.06, respectively, to finance the Company’s purchase of mining machines pursuant to the applicable purchase agreements.

(iii) Mining site loan

On December 11, 2025, the Company entered into a Loan and Security Agreement with the Lender, pursuant to which the Company may request revolving advances in an aggregate principal amount not to exceed USDT 9,750,000.

As security for this loan, the Company pledged 100% of the equity interests of GreenVolt Technology LLC, a wholly owned subsidiary of the Company. GreenVolt Technology LLC holds the all of our mining site assets.

The weighted average interest rate for the outstanding debts was at 7.5% and 7.6% as of December 31, 2024 and December 31, 2025.

As of December 31, 2025, the Company maintained compliance with the required LTV ratio by collateralizing all of its Bitcoin holdings, mining machines, and the equity interests in GreenVolt Technology LLC.

9.DEBTS-RELATED PARTY - CONTINUED

The future maturity of the long-term debts from related party as of December 31, 2025 is as follows:

Years	Long-term related party debts
2026	—
2027	35,471,307
2028	522,096,364
2029	—
2030	—
Thereafter	—
Total	557,567,671

Subsequent to the reporting date, the Company elected to settle the majority of the outstanding loan balance. See Note 21 for further details.

Besides the debts outstanding as of December 31 2025 as stated above, in connection with the disposal of the PRC business, the Company settled in full the outstanding amount of US$174,346,597 owed to the discontinued operations. This amount was eliminated as an inter-company transaction prior to the disposal of the discontinued operations.